UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22758

Registrant Name:	PIMCO Dynamic Credit Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2016

Item 1. Schedule of Investments

Consolidated Schedule of Investments

PIMCO Dynamic Credit Income Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 173.3%
BANK LOAN OBLIGATIONS 4.7%
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		$71,072	$71,087
Fortescue Metals Group Ltd.
4.250% due 06/30/2019		13,219	11,203
iHeartCommunications, Inc.
TBD% due 01/30/2019		24,775	17,028
Maxim Crane Works LP
10.250% due 11/26/2018		10,000	9,450
OGX (13.000% PIK)
13.000% due 04/10/2049 (c)		2,107	724
Sequa Corp.
5.250% due 06/19/2017		24,976	17,233

Total Bank Loan Obligations (Cost $144,914)			126,725

CORPORATE BONDS & NOTES 39.9%
BANKING & FINANCE 15.2%
AGFC Capital Trust
6.000% due 01/15/2067 (j)		20,300	10,556
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	6,900	1,924
4.000% due 01/21/2019 ^		15,000	4,182
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (g)(j)		16,900	18,966
Barclays Bank PLC
14.000% due 06/15/2019 (g)(j)	GBP	8,530	15,516
Barclays PLC
6.500% due 09/15/2019 (g)	EUR	2,600	2,629
7.875% due 09/15/2022 (g)(j)	GBP	18,700	23,968
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$96,245	97,327
Cantor Fitzgerald LP
7.875% due 10/15/2019 (j)		8,055	8,933
Exeter Finance Corp.
9.750% due 05/20/2019		21,900	20,576
Jefferies Finance LLC
7.500% due 04/15/2021 (j)		14,461	12,491
Jefferies LoanCore LLC
6.875% due 06/01/2020 (j)		1,200	1,035
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (h)		39,463	33,631
Legg Mason PT
7.130% due 01/10/2021		11,993	12,625
8.600% due 08/10/2021		7,446	8,339
Lincoln Finance Ltd.
6.875% due 04/15/2021 (j)	EUR	11,400	13,491
7.375% due 04/15/2021 (j)		$4,000	4,175
Lloyds Banking Group PLC
7.875% due 06/27/2029 (g)	GBP	400	557
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	700	783
Novo Banco S.A.
5.000% due 05/21/2019 (j)		1,500	1,312
Pinnacol Assurance
8.625% due 06/25/2034 (h)		$23,200	25,033
Rio Oil Finance Trust
9.250% due 07/06/2024		10,753	6,774
9.750% due 01/06/2027		3,000	1,814
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)		600	560
8.000% due 08/10/2025 (g)		600	574
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		1,900	1,972
6.125% due 02/07/2022 (j)		39,000	40,486
Tesco Property Finance PLC
6.052% due 10/13/2039 (j)	GBP	7,002	9,679
TIG FinCo PLC
8.500% due 03/02/2020 (j)		3,318	4,863
8.750% due 04/02/2020 (j)		18,718	21,843
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$200	197
6.902% due 07/09/2020 (j)		2,800	2,898

			409,709

INDUSTRIALS 16.7%
Altice Luxembourg S.A.
7.250% due 05/15/2022 (j)	EUR	6,627	7,485
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (c)(j)		$11,483	11,526
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(j)		28,642	19,906
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(j)		71,967	61,352
9.000% due 02/15/2020 ^		4,518	3,861
11.250% due 06/01/2017 ^		5,000	4,231
Chesapeake Energy Corp.
3.872% due 04/15/2019		480	188
Crimson Merger Sub, Inc.
6.625% due 05/15/2022 (j)		7,905	5,988
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (j)		11,500	10,005
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	742	1,125
6.875% due 02/15/2021 (j)		2,360	3,524
6.875% due 05/09/2025 (j)		2,210	3,166
Forbes Energy Services Ltd.
9.000% due 06/15/2019 (j)		$8,140	3,419
Harvest Operations Corp.
6.875% due 10/01/2017 (j)		22,932	14,046
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	6,400	6,645
5.014% due 12/27/2017		800	827
iHeartCommunications, Inc.
9.000% due 03/01/2021 (j)		$36,570	25,599
Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024		15,200	15,694
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (j)		15,815	4,784
8.125% due 06/01/2023		1,289	392
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (j)		40,120	33,199
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		18,266	7,763
Numericable SFR S.A.
4.875% due 05/15/2019		945	945
6.000% due 05/15/2022 (j)		3,900	3,822
OGX Austria GmbH
8.375% due 04/01/2022 ^		6,000	0
8.500% due 06/01/2018 ^		48,450	0
Perstorp Holding AB
8.750% due 05/15/2017 (j)		46,270	46,386
Petroleos de Venezuela S.A.
6.000% due 11/15/2026		1,070	333
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	143
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (c)(j)	EUR	5,400	6,377
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (c)(j)		$5,250	5,421
Sequa Corp.
7.000% due 12/15/2017		24,447	3,484
Soho House Bond Ltd.
9.125% due 10/01/2018 (j)	GBP	15,350	21,751
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (j)		$60,430	59,524
Tembec Industries, Inc.
9.000% due 12/15/2019 (j)		14,600	10,147
UCP, Inc.
8.500% due 10/21/2017		23,300	23,404
Unique Pub Finance Co. PLC
7.395% due 03/28/2024 (j)	GBP	3,700	5,224
Westmoreland Coal Co.
8.750% due 01/01/2022 (j)		$32,972	19,371

			451,057

UTILITIES 8.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018 (j)		1,000	1,108
Frontier Communications Corp.
8.875% due 09/15/2020 (j)		2,240	2,346
10.500% due 09/15/2022 (j)		3,670	3,776
11.000% due 09/15/2025 (j)		3,670	3,702
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (j)		5,400	4,992
6.000% due 11/27/2023 (j)		35,500	35,279

Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022 (j)		1,500	1,467
5.999% due 01/23/2021 (j)		2,525	2,615
6.510% due 03/07/2022		400	420
6.510% due 03/07/2022 (j)		970	1,018
6.605% due 02/13/2018 (j)	EUR	900	1,098
7.288% due 08/16/2037		$488	533
7.288% due 08/16/2037 (j)		900	983
8.625% due 04/28/2034 (j)		2,725	3,224
9.250% due 04/23/2019 (j)		4,700	5,343
Genesis Energy LP
5.625% due 06/15/2024 (j)		8,900	7,520
5.750% due 02/15/2021		500	456
Illinois Power Generating Co.
6.300% due 04/01/2020 (j)		34,047	11,406
7.950% due 06/01/2032 (j)		31,789	9,855
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 (j)		3,847	1,250
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		812	187
6.750% due 10/01/2023 (j)		24,834	5,712
Petrobras Global Finance BV
3.002% due 03/17/2017		400	387
3.250% due 04/01/2019	EUR	200	192
3.522% due 03/17/2020 (j)		$5,000	3,862
5.375% due 10/01/2029 (j)	GBP	2,320	2,101
5.750% due 01/20/2020 (j)		$10,615	9,171
6.250% due 12/14/2026 (j)	GBP	6,398	6,416
6.625% due 01/16/2034 (j)		11,017	10,519
7.875% due 03/15/2019 (j)		$31,521	30,307
Sierra Hamilton LLC
12.250% due 12/15/2018 (j)		30,000	18,000
Sprint Capital Corp.
6.875% due 11/15/2028 (j)		1,700	1,250
Sprint Corp.
7.125% due 06/15/2024 (j)		22,613	16,903
7.875% due 09/15/2023 (j)		8,746	6,713
Yellowstone Energy LP
5.750% due 12/31/2026		4,358	4,466

			214,577

Total Corporate Bonds & Notes (Cost $1,345,784)			1,075,343

MUNICIPAL BONDS & NOTES 0.8%
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,600	1,608

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2005
6.500% due 09/01/2036		6,755	6,881

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		14,560	13,065

Total Municipal Bonds & Notes (Cost $20,755)			21,554

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
3.000% due 01/25/2042 (a)(j)		1,715	153
3.500% due 08/25/2032 (a)(j)		3,599	524
5.567% due 08/25/2038 (a)(j)		1,999	320
5.717% due 02/25/2043 (a)(j)		7,380	1,323
6.207% due 12/25/2036 (a)(j)		5,836	1,317
8.090% due 10/25/2042 (j)		2,795	3,259
Freddie Mac
4.000% due 03/15/2027 (a)(j)		1,858	237
5.764% due 09/15/2042 (a)(j)		2,501	405
6.064% due 12/15/2034 (a)		3,147	318
11.183% due 03/25/2025		7,319	7,045
Ginnie Mae
3.500% due 06/20/2042 (a)(j)		2,066	213
4.000% due 09/20/2042 (a)(j)		3,392	528
5.688% due 08/20/2042 (a)(j)		4,649	1,015
5.818% due 12/20/2040 (a)(j)		4,428	811

6.259% due 08/16/2039 (a)(j)	5,597	758

Total U.S. Government Agencies (Cost $17,837)		18,226

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Floating Rate Notes
0.572% due 01/31/2018 (l)(n)	15,871	15,891

Total U.S. Treasury Obligations (Cost $15,880)		15,891

NON-AGENCY MORTGAGE-BACKED SECURITIES 43.1%
Adjustable Rate Mortgage Trust
0.563% due 03/25/2036	8,391	5,401
0.583% due 03/25/2037	2,862	2,059
3.320% due 03/25/2037 (j)	6,396	5,084
4.818% due 11/25/2037 ^	1,744	1,276
American Home Mortgage Assets Trust
6.250% due 06/25/2037	609	469
American Home Mortgage Investment Trust
6.100% due 01/25/2037	5,742	3,130
ASG Resecuritization Trust
6.000% due 06/28/2037	52,448	40,126
Banc of America Alternative Loan Trust
6.000% due 07/25/2035 ^	221	209
6.000% due 04/25/2036	2,232	1,687
6.000% due 07/25/2046 ^	2,580	2,099
6.500% due 02/25/2036 ^	4,626	3,975
15.987% due 09/25/2035 ^	646	835
Banc of America Funding Trust
0.643% due 04/25/2037 ^	3,391	2,236
2.703% due 09/20/2046	4,383	3,610
2.996% due 09/20/2037	1,615	1,078
3.004% due 09/20/2047 ^	860	631
3.053% due 04/20/2035 ^	5,706	4,154
5.511% due 08/26/2036	6,806	4,921
6.000% due 10/25/2037 ^	7,751	5,787
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^	3,161	2,602
5.750% due 05/25/2037 ^	2,184	1,650
6.000% due 10/25/2036 ^	384	320
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
6.039% due 07/10/2042	536	537
BCAP LLC Trust
0.606% due 09/26/2035	3,624	3,576
0.616% due 05/26/2036	6,536	3,398
0.666% due 02/26/2037	19,447	11,982
0.936% due 05/26/2035	7,119	4,120
2.742% due 07/26/2036	7,811	7,000
2.966% due 03/26/2037	4,222	3,377
2.983% due 05/26/2037	11,084	9,411
4.425% due 07/26/2036	1,768	1,435
4.496% due 03/27/2037	9,213	6,199
5.500% due 12/26/2035	15,089	11,191
6.768% due 10/26/2037	4,602	4,392
8.139% due 06/26/2037	8,016	7,725
8.813% due 11/26/2035	2,689	2,843
10.350% due 07/26/2036	851	880
15.609% due 01/26/2036	13,339	3,546
Bear Stearns Adjustable Rate Mortgage Trust
2.660% due 02/25/2036 ^	2,126	1,780
Bear Stearns ALT-A Trust
0.773% due 08/25/2036 (j)	48,199	37,003
0.933% due 01/25/2036 ^(j)	15,110	12,068
2.566% due 03/25/2036	3,859	2,639
2.611% due 04/25/2037 (j)	10,124	7,528
2.742% due 07/25/2036	68,907	37,061
2.760% due 08/25/2046	7,182	5,380
2.836% due 12/25/2046 ^	9,128	6,467
3.039% due 05/25/2036 ^	2,046	1,386
3.121% due 09/25/2035 ^	7,335	5,425
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036	5,210	4,916
Citigroup Mortgage Loan Trust, Inc.
2.321% due 08/25/2037	6,253	4,475
2.630% due 07/25/2046 ^	1,510	1,309
2.685% due 07/25/2036 ^	5,242	3,304
3.150% due 03/25/2037 ^	4,213	3,331
5.323% due 04/25/2037 ^	1,134	972
5.500% due 12/25/2035	4,585	3,696
6.500% due 09/25/2036	1,801	1,401
Countrywide Alternative Loan Resecuritization Trust
2.839% due 03/25/2047	5,329	5,003
Countrywide Alternative Loan Trust
0.613% due 05/25/2036 (j)	33,790	29,186
0.622% due 03/20/2047	503	360
0.642% due 05/20/2046 ^(j)	34,294	25,847

0.643% due 08/25/2047 ^		2,736	2,329
0.663% due 03/25/2036 (j)		32,967	29,822
0.693% due 07/25/2036 (j)		11,189	8,846
0.728% due 11/20/2035		393	313
1.133% due 10/25/2035 ^(j)		1,832	1,428
1.661% due 07/20/2035 ^(j)		23,345	18,373
4.491% due 05/25/2036 (j)		13,329	11,234
5.500% due 11/25/2035		3,619	2,836
5.500% due 02/25/2036 ^(j)		2,623	2,358
5.500% due 02/25/2036 (j)		2,935	2,623
5.500% due 05/25/2036 ^(j)		3,073	2,856
5.500% due 05/25/2037		2,744	2,342
6.000% due 03/25/2035 ^		713	609
6.000% due 02/25/2036 (j)		30,221	25,246
6.000% due 04/25/2036		1,059	895
6.000% due 01/25/2037 ^(j)		2,211	2,127
6.000% due 02/25/2037 (j)		7,575	6,600
6.000% due 02/25/2037 ^(j)		926	709
6.000% due 02/25/2037 ^		938	718
6.000% due 04/25/2037 ^		9,162	7,016
6.000% due 04/25/2037 (j)		13,778	11,916
6.000% due 08/25/2037 ^(j)		17,468	13,733
6.000% due 08/25/2037		4,877	3,834
6.250% due 12/25/2036 ^(j)		1,038	825
18.609% due 07/25/2035		213	301
Countrywide Home Loan Mortgage Pass-Through Trust
2.303% due 03/25/2046 ^(j)		61,893	34,146
2.587% due 03/20/2036 (j)		3,163	4,014
3.188% due 05/20/2036 ^		4,881	4,151
6.000% due 01/25/2038 ^(j)		6,728	5,991
Credit Suisse First Boston Mortgage Securities Corp.
4.952% due 07/15/2037		4,140	3,797
6.000% due 01/25/2036		556	423
Credit Suisse Mortgage Capital Certificates
2.330% due 12/29/2037		5,391	3,129
2.454% due 10/26/2036		22,563	16,350
2.912% due 04/28/2037		7,310	5,278
5.750% due 05/26/2037		32,140	29,035
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		3,907	2,934
6.500% due 05/25/2036 ^(j)		4,321	3,170
6.750% due 08/25/2036 ^(j)		4,425	3,486
Debussy PLC
5.930% due 07/12/2025 (j)	GBP	55,000	77,414
8.250% due 07/12/2025		10,000	11,921
Deutsche ALT-A Securities, Inc.
0.733% due 04/25/2037		$12,094	6,174
5.500% due 12/25/2035 ^		1,196	996
Epic Drummond Ltd.
0.044% due 01/25/2022 (j)	EUR	75,104	76,979
First Horizon Alternative Mortgage Securities Trust
0.000% due 02/25/2020 (b)(f)		$31	28
0.000% due 05/25/2020 (b)(f)		36	30
0.000% due 06/25/2020 ^(b)(f)		19	18
0.000% due 03/25/2035 (b)(f)		186	141
Greenwich Capital Commercial Funding Corp. Trust
5.982% due 06/10/2036		2,850	2,920
Grifonas Finance PLC
0.152% due 08/28/2039	EUR	7,163	5,769
GS Mortgage Securities Trust
5.709% due 04/10/2038		$5,334	5,277
GSC Capital Corp. Mortgage Trust
0.613% due 05/25/2036 ^		5,017	3,864
HarborView Mortgage Loan Trust
2.505% due 06/19/2045 ^		1,601	984
3.988% due 06/19/2036 ^		1,246	833
HomeBanc Mortgage Trust
2.441% due 04/25/2037 ^		7,642	4,770
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^(j)		11,372	9,469
Impac Secured Assets Trust
0.603% due 01/25/2037 (j)		12,103	10,380
IndyMac Mortgage Loan Trust
0.613% due 02/25/2037		2,129	1,478
0.643% due 11/25/2036		403	337
2.826% due 11/25/2035 ^		7,040	5,693
3.017% due 06/25/2036		1,849	1,504
Infinity SoPRANo
0.018% due 11/05/2019	EUR	9,961	10,853
Jefferies Resecuritization Trust
6.000% due 12/26/2036		$4,273	1,812
JPMorgan Alternative Loan Trust
0.939% due 06/27/2037 (j)		21,954	17,734
2.677% due 05/25/2036 ^		1,491	1,139
3.198% due 11/25/2036 ^		1,840	1,644
6.000% due 12/25/2035 ^(j)		1,735	1,588

JPMorgan Chase Commercial Mortgage Securities Trust
5.010% due 07/15/2042		3,195	2,866
5.816% due 06/12/2041 (j)		10,975	10,986
JPMorgan Resecuritization Trust
2.738% due 03/21/2037		8,484	7,123
6.000% due 09/26/2036		3,495	2,515
6.079% due 04/26/2036		7,574	4,574
Lavender Trust
6.250% due 10/26/2036		5,171	4,334
LB-UBS Commercial Mortgage Trust
5.292% due 02/15/2040		2,983	2,823
5.876% due 06/15/2038		3,079	2,861
Lehman Mortgage Trust
6.000% due 01/25/2038 ^		6,206	6,151
Lehman XS Trust
1.327% due 08/25/2047		900	596
MASTR Alternative Loan Trust
1.133% due 02/25/2036		2,732	1,766
Merrill Lynch Alternative Note Asset Trust
6.000% due 05/25/2037 ^		5,126	4,407
Merrill Lynch Mortgage Investors Trust
2.823% due 03/25/2036 ^		16,060	10,607
Morgan Stanley Mortgage Loan Trust
0.603% due 05/25/2036		230	101
2.954% due 11/25/2037		3,664	2,862
2.964% due 05/25/2036 ^		3,717	2,659
5.962% due 06/25/2036		2,065	957
Morgan Stanley Re-REMIC Trust
0.830% due 02/26/2037		7,736	5,267
0.850% due 03/26/2037		4,746	3,255
PHH Alternative Mortgage Trust
0.000% due 02/25/2037 ^(b)(f)		12	9
RBSSP Resecuritization Trust
3.026% due 09/26/2035		8,049	5,250
5.500% due 05/26/2036		5,262	4,642
9.207% due 06/26/2037		893	546
Residential Accredit Loans, Inc. Trust
0.583% due 02/25/2037		1,066	856
6.000% due 12/25/2035 ^(j)		4,584	3,954
6.000% due 11/25/2036 ^		5,378	4,325
6.000% due 03/25/2037 ^		4,431	3,770
6.250% due 02/25/2037 ^(j)		7,145	5,703
6.500% due 09/25/2037 ^		1,837	1,529
Residential Asset Mortgage Products Trust
8.000% due 05/25/2032		1,264	1,101
Residential Asset Securitization Trust
6.000% due 05/25/2036		1,703	1,556
6.000% due 02/25/2037 ^		320	254
6.000% due 03/25/2037 ^		4,084	2,797
6.250% due 10/25/2036 ^		197	163
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^		1,664	1,484
Sequoia Mortgage Trust
1.449% due 02/20/2034		964	902
2.288% due 09/20/2032		927	881
5.278% due 06/20/2037 ^(j)		19,803	17,899
Structured Adjustable Rate Mortgage Loan Trust
2.905% due 04/25/2036 ^		1,307	1,185
Structured Asset Mortgage Investments Trust
0.643% due 05/25/2036		49	38
1.765% due 02/25/2036 ^(j)		14,057	11,790
Structured Asset Securities Corp. Trust
5.500% due 10/25/2035 ^		4,046	3,104
Suntrust Adjustable Rate Mortgage Loan Trust
6.009% due 02/25/2037 ^		9,636	8,102
Talisman-5 Finance PLC
0.046% due 10/22/2016	EUR	2,204	2,487
Theatre Hospitals PLC
3.591% due 10/15/2031 (j)	GBP	40,689	56,078
WaMu Mortgage Pass-Through Certificates Trust
2.164% due 07/25/2046		$458	408
2.344% due 08/25/2036 ^		3,757	3,218
Washington Mutual Mortgage Pass-Through Certificates Trust
0.673% due 01/25/2047 ^		3,226	2,404
1.321% due 06/25/2046		12,174	6,677
4.495% due 09/25/2036 ^		4,781	2,465
5.750% due 11/25/2035 ^		2,670	2,348
5.967% due 05/25/2036 ^(j)		11,009	7,911
Wells Fargo Mortgage Loan Trust
2.880% due 03/27/2037		8,329	5,771

Total Non-Agency Mortgage-Backed Securities (Cost $1,158,534)			1,161,347

ASSET-BACKED SECURITIES 79.3%
Aames Mortgage Investment Trust
1.426% due 07/25/2035 (j)		19,113	15,189

Accredited Mortgage Loan Trust
0.693% due 09/25/2036	2,200	1,852
1.033% due 07/25/2035	5,453	4,320
ACE Securities Corp. Home Equity Loan Trust
0.543% due 12/25/2036	22,546	8,727
0.733% due 02/25/2036 (j)	5,618	5,001
1.053% due 02/25/2036 ^	7,873	6,459
1.408% due 07/25/2035	2,900	2,408
1.528% due 07/25/2035 ^	17,938	8,166
1.933% due 11/25/2034	1,591	1,345
Aegis Asset-Backed Securities Trust
0.863% due 12/25/2035 (j)	18,200	12,727
0.913% due 06/25/2035	12,094	8,565
Ameriquest Mortgage Securities Trust
0.773% due 04/25/2036 (j)	30,500	24,958
0.823% due 03/25/2036 (j)	20,042	17,408
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.883% due 01/25/2036 (j)	22,225	17,114
1.046% due 09/25/2035	7,000	4,559
1.213% due 05/25/2034	2,868	2,638
1.483% due 04/25/2035 (j)	21,004	17,216
1.501% due 11/25/2034	5,526	4,434
2.386% due 09/25/2032 (j)	1,148	911
4.747% due 05/25/2034 ^	2,745	2,292
Amortizing Residential Collateral Trust
1.558% due 08/25/2032	893	815
Argent Securities Trust
0.533% due 06/25/2036	868	284
0.553% due 04/25/2036	1,343	478
0.583% due 06/25/2036	1,227	404
0.583% due 09/25/2036	10,285	3,638
0.623% due 03/25/2036	14,557	6,975
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.663% due 01/25/2036	3,979	2,952
0.753% due 01/25/2036 (j)	20,524	15,400
0.813% due 02/25/2036 (j)	42,399	27,571
1.708% due 11/25/2034	9,031	6,535
Asset-Backed Funding Certificates Trust
0.983% due 07/25/2035	7,400	5,753
1.483% due 03/25/2034	1,561	1,221
Asset-Backed Securities Corp. Home Equity Loan Trust
3.427% due 08/15/2033	883	799
Bear Stearns Asset-Backed Securities Trust
1.633% due 07/25/2035 (j)	39,756	30,398
1.933% due 10/27/2032	661	598
2.308% due 12/25/2034 (j)	18,650	13,710
3.168% due 10/25/2036	862	741
6.000% due 12/25/2035 ^	951	828
Carrington Mortgage Loan Trust
0.513% due 10/25/2036	1,353	704
0.693% due 02/25/2037	8,300	5,722
0.853% due 02/25/2037	13,201	8,214
1.483% due 05/25/2035	4,400	3,237
Centex Home Equity Loan Trust
0.913% due 10/25/2035	9,213	8,120
CIFC Funding Ltd.
0.000% due 05/24/2026 (f)	3,390	2,068
Citi Held For Asset Issuance
7.670% due 04/15/2025	4,925	5,026
Citigroup Mortgage Loan Trust, Inc.
0.573% due 01/25/2037 (j)	41,397	31,328
0.583% due 12/25/2036 (j)	30,859	16,842
0.593% due 09/25/2036 (j)	27,767	19,791
0.633% due 05/25/2037	1,044	728
0.653% due 12/25/2036	6,215	3,428
0.833% due 03/25/2037 (j)	39,086	30,789
0.843% due 10/25/2035 (j)	8,200	7,528
6.351% due 05/25/2036 ^(j)	3,835	2,426
Countrywide Asset-Backed Certificates
0.563% due 12/25/2036 ^(j)	42,893	38,382
0.573% due 06/25/2035 (j)	91,186	73,068
0.573% due 01/25/2037 (j)	29,814	28,195
0.573% due 06/25/2037 (j)	35,120	26,002
0.573% due 07/25/2037 ^(j)	20,436	17,986
0.573% due 06/25/2047 ^(j)	65,227	52,349
0.583% due 04/25/2047 (j)	3,614	3,395
0.583% due 06/25/2047 ^(j)	35,344	31,780
0.593% due 05/25/2036 (j)	18,036	18,724
0.593% due 03/25/2037 (j)	19,602	18,371
0.603% due 03/25/2037 (j)	12,516	12,927
0.603% due 05/25/2037 (j)	4,490	4,198
0.633% due 06/25/2037 ^(j)	26,636	23,882
0.636% due 09/25/2047 (j)	31,312	24,854
0.653% due 05/25/2037	25,000	14,953
0.653% due 08/25/2037	26,000	14,885
0.653% due 05/25/2047	17,951	11,841

0.653% due 06/25/2047 ^	18,279	9,945
0.663% due 04/25/2047	32,111	15,770
0.663% due 10/25/2047 (j)	45,972	40,400
0.673% due 03/25/2036 (j)	52,122	47,425
0.673% due 04/25/2036	1,081	964
0.713% due 01/25/2045	7,700	6,230
0.723% due 10/25/2047 (j)	59,229	34,474
0.876% due 04/25/2036 (j)	10,000	8,206
0.886% due 03/25/2047 ^	2,442	1,779
1.183% due 03/25/2034 (j)	953	914
1.933% due 02/25/2035	4,300	3,729
5.016% due 10/25/2046 ^(j)	1,083	1,032
5.352% due 10/25/2032 ^(j)	22,259	20,487
Countrywide Asset-Backed Certificates Trust
0.583% due 03/25/2047 (j)	25,633	22,745
0.593% due 03/25/2037 (j)	23,842	22,127
0.896% due 05/25/2036	7,400	6,387
1.063% due 08/25/2035	7,400	6,715
1.076% due 10/25/2035	7,200	6,247
1.086% due 07/25/2035 (j)	4,500	4,100
1.166% due 07/25/2035 (j)	6,900	5,853
1.233% due 08/25/2047 (j)	34,100	29,081
1.336% due 04/25/2035 (j)	10,753	9,337
1.336% due 04/25/2035	3,400	2,775
2.158% due 11/25/2034 (j)	15,229	12,850
Credit-Based Asset Servicing and Securitization LLC
1.063% due 07/25/2035	3,000	2,006
Encore Credit Receivables Trust
1.123% due 07/25/2035	486	392
Fieldstone Mortgage Investment Trust
0.606% due 07/25/2036	7,789	4,296
First Franklin Mortgage Loan Trust
0.673% due 04/25/2036	6,825	4,189
0.883% due 11/25/2036 (j)	27,273	23,528
Fremont Home Loan Trust
0.583% due 01/25/2037	4,337	2,102
0.673% due 02/25/2037	1,800	970
0.923% due 07/25/2035	2,800	2,449
Gramercy Real Estate CDO Ltd.
1.179% due 07/25/2041	1,150	1,055
GSAA Trust
5.058% due 05/25/2035	5,158	4,810
GSAMP Trust
0.493% due 01/25/2037	4,717	2,683
0.523% due 01/25/2037	1,407	804
0.593% due 05/25/2046 (j)	1,131	1,008
0.633% due 11/25/2036	5,656	3,009
0.683% due 12/25/2036	5,908	3,167
0.703% due 04/25/2036 (j)	26,000	15,037
2.083% due 10/25/2034	880	816
2.983% due 10/25/2033	847	792
Hillcrest CDO Ltd.
0.975% due 12/10/2039	39,682	19,841
Home Equity Asset Trust
1.528% due 05/25/2035	3,800	3,292
1.633% due 07/25/2035	4,000	3,095
Home Equity Loan Trust
0.773% due 04/25/2037	8,000	4,279
HSI Asset Securitization Corp. Trust
0.543% due 12/25/2036	20,736	8,072
0.593% due 10/25/2036	11,596	5,816
0.603% due 12/25/2036	17,996	7,000
0.623% due 01/25/2037 (j)	49,500	27,999
0.823% due 11/25/2035 (j)	5,830	4,065
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.593% due 11/25/2036	7,520	4,754
0.673% due 04/25/2037	4,860	2,816
0.873% due 03/25/2036	1,504	994
IXIS Real Estate Capital Trust
1.063% due 02/25/2036	11,040	9,677
1.408% due 09/25/2035 ^	5,457	3,238
JPMorgan Mortgage Acquisition Corp.
0.823% due 05/25/2035 (j)	5,000	3,598
JPMorgan Mortgage Acquisition Trust
0.583% due 07/25/2036	2,455	1,194
0.593% due 07/25/2036 ^	1,610	693
0.673% due 08/25/2036	2,947	2,362
0.686% due 07/25/2036 (j)	18,262	15,218
5.462% due 10/25/2036 ^	5,204	3,871
5.888% due 10/25/2036 ^(j)	17,346	12,897
Lehman XS Trust
5.113% due 05/25/2037 ^(j)	17,551	13,220
Long Beach Mortgage Loan Trust
0.863% due 11/25/2035 (j)	20,000	16,990
1.083% due 09/25/2034 (j)	1,216	991
1.408% due 04/25/2035 (j)	32,000	26,727

MASTR Asset-Backed Securities Trust
0.603% due 06/25/2036	7,119	5,415
0.603% due 10/25/2036	4,435	3,773
0.613% due 02/25/2036	10,436	5,399
0.673% due 06/25/2036	4,433	2,287
0.723% due 12/25/2035	8,327	7,329
0.793% due 12/25/2035	11,886	4,826
Merrill Lynch Mortgage Investors Trust
0.623% due 04/25/2047	748	400
Morgan Stanley ABS Capital, Inc. Trust
0.493% due 09/25/2036	4,510	1,861
0.503% due 10/25/2036	5	3
0.573% due 10/25/2036	11,706	6,190
0.583% due 06/25/2036 (j)	9,088	5,602
0.583% due 09/25/2036	9,062	3,821
0.583% due 11/25/2036 (j)	23,309	13,331
0.653% due 10/25/2036	5,641	3,022
0.703% due 03/25/2036 (j)	30,000	23,863
1.078% due 09/25/2035	6,500	5,792
1.108% due 09/25/2035 (j)	18,121	13,185
1.433% due 07/25/2037 (j)	18,365	15,476
2.383% due 05/25/2034	2,817	2,449
Morgan Stanley Capital, Inc. Trust
0.723% due 01/25/2036 (j)	24,302	21,762
New Century Home Equity Loan Trust
3.433% due 01/25/2033 ^	757	660
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.763% due 10/25/2036 ^	5,670	2,053
Option One Mortgage Loan Trust
0.563% due 07/25/2037	20,937	11,800
0.573% due 01/25/2037 (j)	13,732	7,778
0.653% due 01/25/2037	2,801	1,607
0.683% due 03/25/2037	831	419
0.763% due 04/25/2037	3,405	1,987
Option One Mortgage Loan Trust Asset-Backed Certificates
0.893% due 11/25/2035 (j)	13,200	9,687
Park Place Securities, Inc.
1.063% due 09/25/2035	9,600	5,588
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.923% due 08/25/2035	8,350	6,676
0.923% due 09/25/2035 (j)	10,713	8,445
0.983% due 07/25/2035 (j)	30,950	23,149
1.468% due 03/25/2035 ^	7,500	5,470
1.558% due 10/25/2034	10,000	8,216
1.678% due 01/25/2036 (j)	4,427	4,019
1.753% due 01/25/2036 ^	10,978	7,850
2.233% due 12/25/2034	9,329	7,733
Popular ABS Mortgage Pass-Through Trust
0.823% due 02/25/2036 (j)	7,000	5,772
1.123% due 06/25/2035	626	486
1.583% due 06/25/2035	683	486
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	3,277	1,566
Residential Asset Mortgage Products Trust
0.753% due 01/25/2036 (j)	14,303	10,868
0.813% due 01/25/2036	4,360	3,325
0.913% due 09/25/2035	6,494	5,832
1.153% due 02/25/2035	250	223
1.186% due 04/25/2034	5,418	4,883
1.306% due 04/25/2034	6,005	5,552
2.011% due 04/25/2034 ^	1,634	823
2.416% due 04/25/2034 ^	2,110	955
Residential Asset Securities Corp. Trust
0.563% due 11/25/2036 (j)	15,191	12,276
0.663% due 06/25/2036 (j)	41,332	30,674
0.673% due 09/25/2036 (j)	16,782	14,834
0.693% due 07/25/2036 (j)	17,800	13,802
0.713% due 04/25/2036	5,270	4,458
0.763% due 04/25/2036 (j)	17,500	13,725
0.773% due 05/25/2037	9,275	6,551
0.843% due 01/25/2036	3,200	2,832
1.558% due 02/25/2035	1,900	1,545
Saxon Asset Securities Trust
2.183% due 12/25/2037 (j)	57,031	49,904
Securitized Asset-Backed Receivables LLC Trust
0.573% due 07/25/2036 (j)	30,126	22,814
0.593% due 07/25/2036	3,330	1,517
0.683% due 05/25/2036 (j)	21,828	12,093
0.703% due 03/25/2036 (j)	10,873	8,529
0.883% due 10/25/2035 (j)	13,000	9,737
1.093% due 08/25/2035	5,900	3,798
Soundview Home Loan Trust
0.583% due 06/25/2037 (j)	4,300	2,487
0.593% due 11/25/2036 (j)	14,796	12,411
0.613% due 02/25/2037	9,096	3,417
0.693% due 02/25/2037	4,172	1,596

0.713% due 05/25/2036 (j)		14,465	11,338
0.783% due 03/25/2036		7,933	6,164
1.383% due 10/25/2037		9,658	6,397
1.533% due 09/25/2037		2,642	1,798
Specialty Underwriting & Residential Finance Trust
0.783% due 03/25/2037		749	376
1.408% due 12/25/2035		5,906	5,217
2.233% due 05/25/2035		2,762	2,501
4.475% due 02/25/2037 ^		3,973	1,893
Taberna Preferred Funding Ltd.
0.971% due 02/05/2037		52,802	45,410
1.001% due 08/05/2036 ^		23,163	16,214
1.001% due 08/05/2036		5,758	4,031
Trapeza CDO LLC
1.703% due 01/20/2034		28,407	23,010
Trapeza CDO Ltd.
1.690% due 07/15/2034		35,000	27,650
Wachovia Mortgage Loan Trust
1.123% due 10/25/2035 (j)		8,000	5,908
Wells Fargo Home Equity Asset-Backed Securities Trust
0.763% due 05/25/2036		5,000	3,951

Total Asset-Backed Securities (Cost $2,151,660)			2,133,068

SOVEREIGN ISSUES 0.4%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	1,425	1,528
Costa Rica Government International Bond
7.000% due 04/04/2044 (j)		$1,413	1,280
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	347,000	2,794
4.500% due 07/03/2017		310,000	2,496
4.750% due 04/17/2019	EUR	1,900	1,931

Total Sovereign Issues (Cost $10,841)			10,029

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (d)		858,034	0

FINANCIALS 0.1%
TIG FinCo PLC (h)		2,651,536	1,828

Total Common Stocks (Cost $3,931)			1,828

SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS (i) 2.3%			61,500

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.4%
0.270% due 04/07/2016 - 04/21/2016 (e)(f)(n)		$37,793	37,791

Total Short-Term Instruments (Cost $99,288)			99,291

Total Investments in Securities (Cost $4,969,424)			4,663,302

Total Investments 173.3% (Cost $4,969,424)			$4,663,302
Financial Derivative Instruments (k)(m) (1.1%) (Cost or Premiums, net $(8,810))			(29,877)
Other Assets and Liabilities, net (72.2%)			(1,942,244)

Net Assets 100.0%			$2,691,181

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Payment in-kind bond security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon bond.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	$38,896	$33,631	1.25%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	23,200	25,033	0.93
TIG FinCo PLC	04/02/2015	3,931	1,828	0.07

		$66,027	$60,492	2.25%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NOM	0.500%	03/31/2016	04/01/2016	$14,200	U.S. Treasury Notes 2.250% due 11/15/2024	$(14,514)	$14,200	$14,200
RDR	0.470	03/31/2016	04/01/2016	47,300	U.S. Treasury Notes 1.750% - 2.625% due 08/15/2020 - 04/30/2022	(48,450)	47,300	47,301

Total Repurchase Agreements						$(62,964)	$61,500	$61,501

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(0.500)%	02/18/2016	TBD	(2)		$(350)	$(350)
	(0.500)	03/02/2016	TBD	(2)		(31)	(31)
	(0.250)	03/24/2016	TBD	(2)		(2,840)	(2,840)
	0.300	03/17/2016	TBD	(2)		(4,992)	(4,993)
	0.900	11/24/2015	TBD	(2)		(25,272)	(25,354)
	0.900	12/02/2015	TBD	(2)		(12,960)	(12,999)
	1.250	03/18/2016	06/06/2016			(1,480)	(1,481)
	1.450	03/03/2016	06/03/2016			(917)	(918)
	1.650	02/16/2016	05/16/2016			(5,873)	(5,885)
	1.650	03/01/2016	06/02/2016			(3,836)	(3,841)
	1.700	03/04/2016	06/03/2016			(266)	(266)
	1.900	06/30/2015	04/04/2016			(11,970)	(12,144)
	1.900	07/07/2015	04/04/2016			(15,088)	(15,302)
	2.119	02/04/2016	05/04/2016			(40,467)	(40,603)
	2.121	01/27/2016	04/27/2016			(22,664)	(22,751)
	2.124	01/21/2016	04/21/2016			(56,729)	(56,967)
	2.125	04/01/2016	07/01/2016			(6,342)	(6,342)
	2.128	03/28/2016	06/09/2016			(6,178)	(6,179)
	2.134	10/01/2015	04/01/2016			(6,342)	(6,411)
	2.136	03/08/2016	06/08/2016			(9,399)	(9,412)
	2.212	05/14/2015	11/14/2016			(20,027)	(20,085)
	2.436	09/22/2015	09/22/2016			(4,838)	(4,841)
	2.444	03/23/2015	09/26/2016			(2,600)	(2,602)
	2.444	03/25/2015	09/26/2016			(13,291)	(13,297)
	2.470	10/16/2015	10/17/2016			(20,519)	(20,626)
BPG	1.269	01/26/2016	04/26/2016			(4,487)	(4,497)
	1.360	01/13/2016	04/11/2016			(1,367)	(1,371)
	2.349	08/20/2015	08/19/2016			(19,883)	(20,175)
	2.349	08/21/2015	08/19/2016			(12,363)	(12,544)
	2.434	11/12/2015	11/14/2016			(19,906)	(20,096)
	2.466	11/30/2015	11/30/2016			(9,013)	(9,089)
	2.545	12/10/2015	12/09/2016			(4,479)	(4,515)
	2.552	12/11/2015	12/09/2016			(13,588)	(13,696)
	2.647	01/11/2016	01/11/2017			(30,316)	(30,497)
	2.653	01/27/2016	01/27/2017			(9,054)	(9,097)
	2.666	02/17/2016	02/17/2017			(9,712)	(9,744)
	2.731	03/16/2016	03/16/2017			(36,818)	(36,863)
	2.745	03/17/2016	03/16/2017			(9,049)	(9,059)
BPS	0.270	03/29/2016	04/29/2016		EUR	(5,070)	(5,769)
	0.450	03/29/2016	04/29/2016			(15,058)	(17,135)
	0.950	03/29/2016	04/29/2016		GBP	(1,280)	(1,838)
BRC	1.250	03/03/2016	06/03/2016			$(5,631)	(5,637)
	1.450	03/07/2016	06/06/2016			(8,928)	(8,937)
	1.450	03/09/2016	06/03/2016			(7,370)	(7,377)
	1.650	02/10/2016	05/10/2016			(614)	(615)
	1.650	02/16/2016	05/16/2016			(1,633)	(1,636)
	1.650	03/03/2016	06/03/2016			(15,939)	(15,960)
	1.650	03/07/2016	06/06/2016			(2,433)	(2,436)
	1.850	03/03/2016	06/03/2016			(2,820)	(2,824)
CFR	1.050	02/23/2016	05/20/2016		EUR	(776)	(884)
DBL	1.250	01/05/2016	04/05/2016			(26,754)	(30,533)
	1.600	03/14/2016	06/14/2016		GBP	(2,774)	(3,987)
DEU	1.300	01/13/2016	04/13/2016			$(2,723)	(2,731)
	1.300	01/21/2016	04/21/2016			(7,335)	(7,354)
	1.300	02/23/2016	05/12/2016			(2,532)	(2,536)
	1.300	03/04/2016	06/06/2016			(10,012)	(10,022)
	1.400	02/02/2016	05/03/2016			(9,331)	(9,352)
	1.400	03/17/2016	06/09/2016			(11,996)	(12,003)
GLM	1.941	03/08/2016	04/08/2016			(8,349)	(8,360)
GSC	1.891	03/07/2016	04/07/2016			(47,930)	(47,993)
	1.941	03/09/2016	04/11/2016			(38,001)	(38,048)
	2.091	03/07/2016	04/07/2016			(16,080)	(16,103)
JML	(1.000)	02/19/2016	04/21/2016			(706)	(705)
	1.250	03/24/2016	04/04/2016			(18,781)	(18,786)
	1.250	03/28/2016	04/06/2016			(18,040)	(18,043)
	1.250	04/04/2016	04/19/2016			(3,426)	(3,426)
	1.350	02/22/2016	04/06/2016			(4,974)	(4,981)
JPS	1.250	04/04/2016	04/19/2016			(17,072)	(17,072)
MSB	2.379	03/30/2016	10/03/2016			(2,819)	(2,842)
NOM	2.169	02/03/2016	08/03/2016			(31,851)	(31,962)
RBC	1.470	01/27/2016	07/27/2016			(5,197)	(5,211)
	1.520	02/01/2016	08/01/2016			(18,329)	(18,375)
	1.520	02/04/2016	08/04/2016			(4,008)	(4,018)
RCE	1.439	01/18/2016	04/18/2016		GBP	(3,878)	(5,586)
RDR	1.250	03/15/2016	07/14/2016			$(8,590)	(8,595)
	1.300	03/28/2016	06/08/2016			(820)	(820)
	1.400	12/04/2015	06/06/2016			(2,411)	(2,422)
	1.500	01/14/2016	07/14/2016			(1,137)	(1,141)
	1.580	10/07/2015	04/07/2016			(11,323)	(11,411)
	1.698	06/30/2015	04/11/2016			(33,689)	(34,128)
	1.790	12/08/2015	06/08/2016			(5,362)	(5,393)
RTA	0.985	10/02/2015	04/01/2016			(8,408)	(8,450)
	1.011	11/06/2015	05/06/2016			(1,546)	(1,552)
	1.053	11/19/2015	05/19/2016			(23,722)	(23,815)
	1.225	04/01/2016	07/01/2016			(7,962)	(7,962)
	1.377	01/04/2016	07/05/2016			(8,051)	(8,078)
	1.465	02/04/2016	08/04/2016			(7,015)	(7,031)
	1.466	02/03/2016	08/03/2016			(8,855)	(8,876)
	1.467	02/22/2016	08/22/2016			(10,100)	(10,116)
	1.517	03/23/2016	09/23/2016			(3,563)	(3,564)
	1.619	04/13/2015	04/13/2016			(10,728)	(10,899)
	1.624	04/01/2015	04/01/2016			(9,899)	(10,062)
	1.631	05/26/2015	04/25/2016			(28,736)	(29,141)
	1.660	05/14/2015	05/16/2016			(14,117)	(14,327)
	1.670	06/05/2015	06/03/2016			(20,970)	(21,263)
	1.678	06/01/2015	05/31/2016			(8,343)	(8,462)
	1.698	07/20/2015	07/19/2016			(2,597)	(2,628)
	1.716	06/16/2015	06/15/2016			(11,605)	(11,765)
	1.717	06/17/2015	06/16/2016			(22,791)	(23,105)
	1.725	06/17/2015	06/16/2016			(24,457)	(24,796)
	1.732	07/27/2015	07/26/2016			(10,626)	(10,753)
	1.734	08/06/2015	08/05/2016			(7,510)	(7,596)
	1.751	10/22/2015	10/21/2016			(36,930)	(37,221)
	1.757	08/06/2015	08/05/2016			(14,005)	(14,168)
	1.759	10/26/2015	10/25/2016			(30,462)	(30,697)
	1.857	11/19/2015	11/18/2016			(12,478)	(12,564)
	1.861	11/18/2015	11/17/2016			(14,412)	(14,513)
	1.872	11/23/2015	11/22/2016			(19,863)	(19,997)
	1.924	04/01/2016	10/03/2016			(8,012)	(8,012)
	2.059	02/11/2016	02/10/2017			(21,599)	(21,661)
	2.065	02/02/2016	02/01/2017			(11,027)	(11,064)
	2.103	01/04/2016	01/03/2017			(13,468)	(13,537)
	2.211	03/15/2016	03/14/2017			(76,130)	(76,210)
	2.212	03/08/2016	02/21/2017			(7,694)	(7,705)
	2.231	03/15/2016	03/14/2017			(17,497)	(17,515)
	2.245	03/17/2016	03/16/2017			(11,950)	(11,961)
RYL	0.725	01/18/2016	04/18/2016		EUR	(5,851)	(6,668)
	1.000	02/12/2016	05/12/2016		GBP	(7,173)	(10,316)
SOG	0.600	02/18/2016	05/18/2016		EUR	(806)	(918)
	1.060	10/16/2015	04/15/2016			$(4,950)	(4,975)
	1.100	10/16/2015	04/15/2016			(1,268)	(1,275)
	1.170	01/25/2016	04/25/2016			(7,819)	(7,836)
	1.170	01/29/2016	04/29/2016			(3,311)	(3,318)
	1.250	03/01/2016	06/01/2016			(1,246)	(1,247)
	1.250	03/10/2016	06/10/2016			(7,460)	(7,466)
	1.250	03/18/2016	06/01/2016			(6,444)	(6,447)
	1.290	01/13/2016	04/13/2016			(18,361)	(18,413)
	1.290	01/14/2016	04/14/2016			(2,604)	(2,611)
	1.290	01/19/2016	04/18/2016			(1,943)	(1,948)
	1.290	01/20/2016	04/20/2016			(6,949)	(6,967)
	1.290	01/29/2016	04/29/2016			(2,963)	(2,970)
	1.290	02/12/2016	05/12/2016			(1,366)	(1,368)
	1.290	02/24/2016	05/24/2016			(10,740)	(10,754)
	1.290	03/01/2016	06/01/2016			(1,282)	(1,283)
	1.290	03/10/2016	06/10/2016			(6,573)	(6,578)
	1.290	03/18/2016	06/01/2016			(13,015)	(13,022)
	1.918	10/07/2015	04/07/2016			(8,846)	(8,929)
	2.077	12/08/2015	06/08/2016			(32,221)	(32,435)
	2.102	12/14/2015	06/14/2016			(48,976)	(49,288)
	2.212	01/06/2016	07/06/2016			(8,981)	(9,028)
	2.252	06/12/2015	06/10/2016			(8,390)	(8,401)
	2.369	07/27/2015	07/26/2016			(22,232)	(22,327)
	2.371	07/28/2015	07/28/2016			(23,258)	(23,356)
UBS	0.350	03/17/2016	06/17/2016		EUR	(9,971)	(11,347)
	0.550	03/24/2016	06/24/2016			(26,722)	(30,411)
	0.950	03/17/2016	04/12/2016		GBP	(5,632)	(8,092)
	1.030	03/29/2016	05/31/2016			(8,849)	(12,710)
	1.080	03/29/2016	05/31/2016			(13,235)	(19,010)
	1.100	11/09/2015	05/09/2016			$(3,966)	(3,983)
	1.100	01/25/2016	04/25/2016		GBP	(1,080)	(1,554)
	1.150	02/09/2016	05/09/2016			(2,915)	(4,194)
	1.150	02/18/2016	05/18/2016			(3,395)	(4,883)
	1.150	03/08/2016	06/08/2016			(9,586)	(13,779)
	1.150	03/18/2016	06/20/2016			(3,128)	(4,495)
	1.170	11/24/2015	05/09/2016			$(10,442)	(10,486)
	1.200	02/11/2016	05/11/2016		GBP	(5,130)	(7,380)
	1.250	01/25/2016	04/25/2016			$(2,632)	(2,638)
	1.259	03/07/2016	04/06/2016		GBP	(24,770)	(35,606)
	1.320	01/15/2016	04/15/2016			$(4,250)	(4,262)
	1.320	01/19/2016	04/19/2016			(8,444)	(8,467)
	1.320	01/20/2016	04/20/2016			(2,125)	(2,131)
	1.320	02/12/2016	05/12/2016			(483)	(484)
	1.320	03/29/2016	05/12/2016			(1,058)	(1,059)
	1.400	01/14/2016	07/14/2016			(1,256)	(1,260)
	1.420	01/15/2016	04/15/2016			(8,244)	(8,269)
	1.470	01/28/2016	04/28/2016			(4,909)	(4,922)
	1.500	01/14/2016	07/14/2016			(11,616)	(11,654)
	1.520	01/28/2016	04/28/2016			(2,141)	(2,147)
	1.540	02/18/2016	05/18/2016		GBP	(40,157)	(57,780)
	1.550	01/14/2016	07/14/2016			$(2,741)	(2,750)
	1.630	03/01/2016	06/03/2016			(5,800)	(5,808)
	2.020	02/08/2016	05/09/2016			(8,952)	(8,979)
	2.342	01/04/2016	07/05/2016			(20,310)	(20,426)

	2.392	01/04/2016	07/05/2016			(18,221)	(18,328)

Total Reverse Repurchase Agreements							$(2,083,254)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(2,074,151) at a weighted average interest rate of 1.450%.

(j)	Securities with an aggregate market value of $2,665,656 and cash of $4,838 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$56,133	$3,008	$(1,196)	$72	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	48,900	1,484	1,393	79	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	93,000	497	664	0	(6)

				$4,989	$861	$151	$(6)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	102,200	$13,036	$8,289	$0	$(276)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		46,900	(12,206)	(10,535)	229	0
Pay	3-Month USD-LIBOR	2.000	03/20/2023		$171,000	6,872	7,542	428	0
Pay	3-Month USD-LIBOR	2.750	06/17/2025		624,940	67,447	27,456	2,229	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		137,100	11,761	10,771	506	0
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		402,600	(32,685)	(14,889)	0	(2,786)
Pay	6-Month AUD-BBR-BBSW	3.631	03/06/2019	AUD	150,000	4,592	4,593	281	0
Pay	6-Month AUD-BBR-BBSW	3.635	03/06/2019		175,000	5,373	5,373	327	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		41,800	2,573	1,537	233	0

						$66,763	$40,137	$4,233	$(3,062)

Total Swap Agreements						$71,752	$40,998	$4,384	$(3,068)

*	This security has a forward starting effective date.

(l)	Securities with an aggregate market value of $15,148 and cash of $90,017 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2016	AUD	2,083		$1,568	$0	$(29)
	04/2016		$92,511	GBP	64,208	0	(292)
	05/2016	GBP	64,208		$92,518	291	0
BOA	04/2016	AUD	737		527	0	(38)
	05/2016	EUR	12,976		14,442	0	(341)
	05/2016		$40,854	EUR	36,600	842	0
CBK	04/2016		7,885	GBP	5,600	158	0
	05/2016	CAD	1,749		$1,264	0	(83)
	05/2016	EUR	5,977		6,722	0	(87)
	05/2016		$1,019		CAD 1,353	23	0
	05/2016		1,555	EUR	1,390	29	0
DUB	04/2016	BRL	63,342		$17,285	0	(331)
	04/2016		$17,798	BRL	63,342	0	(182)
	05/2016		17,161		63,342	315	0
GLM	04/2016	BRL	63,342		$17,798	182	0
	04/2016	GBP	287		406	0	(6)
	04/2016		$16,661	BRL	63,342	955	0
	04/2016		2,082	GBP	1,491	60	0
HUS	04/2016		5,429	JPY	611,047	0	0
	05/2016	JPY	611,047		$5,433	0	(1)
JPM	04/2016	GBP	25,219		36,174	112	(158)
	05/2016		$1,107	GBP	769	0	(2)
MSB	05/2016	CAD	1,561		$1,127	0	(75)
NAB	04/2016	JPY	611,047		5,461	31	0
SCX	04/2016	GBP	46,977		65,384	0	(2,087)
	04/2016		$1,673	GBP	1,184	27	0
	05/2016	CAD	1,343		$983	0	(51)
	05/2016	EUR	73,970		82,324	0	(1,945)

Total Forward Foreign Currency Contracts						$3,025	$(5,708)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	03/20/2019	8.271%		$20,000	$(1,735)	$(2,017)	$0	$(3,752)
BRC	Banco Espirito Santo S.A.	5.000	12/20/2020	11.318	EUR	2,500	(223)	(308)	0	(531)
CBK	Navient Corp.	5.000	09/20/2020	5.595		$200	(3)	(1)	0	(4)
GST	Chesapeake Energy Corp.	5.000	06/20/2019	35.120		100	(6)	(51)	0	(57)
	Petrobras Global Finance BV	1.000	03/20/2019	8.271		15,000	(1,295)	(1,519)	0	(2,814)
	Petrobras Global Finance BV	1.000	09/20/2020	9.092		1,120	(163)	(155)	0	(318)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2019	2.570		10,000	(863)	418	0	(445)
MYC	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2019	2.570		10,000	(876)	431	0	(445)

							$(5,164)	$(3,202)	$0	$(8,366)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$11,677	$(2,520)	$317	$0	$(2,203)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	1-Year BRL-CDI	16.400%	01/04/2021	BRL	470,000	$(815)	$(8,499)	$0	$(9,314)
FBF	Pay	1-Year BRL-CDI	12.230	01/04/2021		550,000	(278)	(6,764)	0	(7,042)
	Receive	1-Year BRL-CDI	16.400	01/04/2021		80,000	(33)	(1,552)	0	(1,585)

							$(1,126)	$(16,815)	$0	$(17,941)

Total Swap Agreements							$(8,810)	$(19,700)	$0	$(28,510)

(n)	Securities with an aggregate market value of $32,773 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$126,001	$724	$126,725
Corporate Bonds & Notes
Banking & Finance	0	309,505	100,204	409,709
Industrials	0	427,653	23,404	451,057
Utilities	0	210,111	4,466	214,577
Municipal Bonds & Notes
Iowa	0	1,608	0	1,608
New Jersey	0	0	6,881	6,881
West Virginia	0	13,065	0	13,065
U.S. Government Agencies	0	18,226	0	18,226
U.S. Treasury Obligations	0	15,891	0	15,891
Non-Agency Mortgage-Backed Securities	0	1,161,347	0	1,161,347
Asset-Backed Securities	0	2,133,068	0	2,133,068
Sovereign Issues	0	10,029	0	10,029
Common Stocks
Financials	0	0	1,828	1,828
Short-Term Instruments
Repurchase Agreements	0	61,500	0	61,500
U.S. Treasury Bills	0	37,791	0	37,791

Total Investments	$0	$4,525,795	$137,507	$4,663,302

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,384	0	4,384
Over the counter	0	3,025	0	3,025
	$0	$7,409	$0	$7,409

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,068)	0	(3,068)
Over the counter	0	(34,218)	0	(34,218)

	$0	$(37,286)	$0	$(37,286)

Totals	$0	$4,495,918	$137,507	$4,633,425

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$12,437	$0	$0	$30	$0	$(2,293)	$0	$(9,450)	$724	$(1,646)
Corporate Bonds & Notes
Banking & Finance	211,030	4,821	(13,209)	(53)	(129)	(4,929)	0	(97,327)	100,204	(3,494)
Industrials	23,392	0	0	21	0	(9)	0	0	23,404	(9)
Utilities	4,636	0	(183)	0	0	13	0	0	4,466	17
Municipal Bonds & Notes
New Jersey	6,972	0	(120)	(3)	0	32	0	0	6,881	34
Non-Agency Mortgage-Backed Securities	33,505	747	(30,704)	23	850	(875)	0	(3,546)	0	0
Asset-Backed Securities	2,855	0	(2,795)	(1)	104	(163)	0	0	0	0
Common Stocks
Financials	2,666	0	0	0	0	(838)	0	0	1,828	(838)

Totals	$297,493	$5,568	$(47,011)	$17	$825	$(9,062)	$0	$(110,323)	$137,507	$(5,936)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$724	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes
Banking & Finance	45,997	Proxy Pricing	Base Price	102.67 -111.50
	54,207	Reference Instrument	Spread movement	16.00 - 561.19 bps
Industrials	23,404	Proxy Pricing	Base Price	100.09
Utilities	4,466	Proxy Pricing	Base Price	101.85
Municipal Bonds & Notes
New Jersey	6,881	Proxy Pricing	Base Price	101.83
Common Stocks
Financials	1,828	Other Valuation Techniques (2)	—	—

Total	$137,507

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Credit Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Credit Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands†).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
03/07/2013	$2,691,181	$0	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 4,969,538	$92,750	$(398,986)	$(306,236)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RCE	RBC Europe Limited
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	JML	JPMorgan Securities PLC	RTA	Royal Bank of Canada
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank N.A.	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Credit Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016